Stock Compensation Expense and Warrants (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 19, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock Compensation Expense and Warrants (Details) [Line Items]
Awards agreements		20 years
Percentage of voting power		10.00%
Granted period		5 years
Voting percentage		10.00%
Fair market value		110.00%
Option to purchase of common stock (in Shares)	2,150,000	6,147,702
Incremental non-cash charge	$ 300,000
Weighted average grant date fair value (in Dollars per share)		$ 0.15
Fair value of options, vested		$ 300,000
Aggregate intrinsic value of option exercised		500,000
Compensation costs		$ 400,000	$ 0
Stock option exercised (in Shares)		42,184
Cash received for stock option		$ 35,856
Unrecognized stock-based compensation		$ 500,000
Recognized over weighted-average period		2 years 10 months 24 days
Common stock to non-employees (in Shares)			36,202
2019 Equity Incentive Plan [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Stock options grants (in Shares)		10,500,000
Maximum [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Exercise price (in Dollars per share)	$ 5
Minimum [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.85
Non-Employee Warrants [Member] | Maximum [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Term of warrants			10 years
Non-Employee Warrants [Member] | Minimum [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Term of warrants			9 years
Commerce Media Holdings LLC [Member] | Prepaid Expenses and Other Current Assets [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Compensation costs		$ 200,000	$ 200,000
Restricted Stock [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Stock options grants (in Shares)		625,114
Unrecognized stock-based compensation		$ 7,300,000
Recognized over weighted-average period		1 year 9 months 18 days
Vest over period		2 years
Cost of Revenues [Member] | Commerce Media Holdings LLC [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Compensation costs		$ 82,892	$ 83,119